United States
Securities and Exchange Commission
Washington, DC  20549
Form 13F

Report for the calendar year or quarter ended March 31, 1999

Check here if amendment {    };  Amendment Number:
This Amendment (Check only one.):  {   } is a restatement.
							{   } adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:	EASTOVER CAPITAL MANAGEMENT, INC.
Address:	212 SOUTH TRYON STREET
SUITE 1750
CHARLOTTE, NC  28281

13F File Number:

The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	JAYNE P. HOLLAND
Title:	VICE PRESIDENT
Phone:	(704) 336-6818

Signature, Place, and Date of signing:


Jayne P. Holland 	Charlotte, NC  28281	 May 17, 1999


Report Type  (Check only one)

{X}		13F HOLDINGS REPORT.

{  }		13F NOTICE.

{  }		13F COMBINATION REPORT.

List of other managers reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:					0

Form 13F information table entry total:				47

Form 13F information table value total:				137,783


List of other included managers:

  No. 	13F File Number	Name


								FORM 13F INFORMATION TABLE
Name of Issuer        Title  	CUSIP	Value	  Shares/	Sh/	Invstmt	Other	Voting Authority
							            of Class			     (x$1000)	Prn Amt	Prn	Dscretn	Managers	Sole  Shared   None

3 Com Corp            	Com 885535104	 3752		 160955	sh	  sole            160955
Amazon.Com Inc			      Com	023135106	 2329		  13525	sh	  sole				        13525
American Home Products	Com 026609107  7046	  107980	sh	  Sole            107980
American Int'l Group  	Com 026874107  3127 	  25921 sh	  Sole            25921
BP Amoco Corp          Com 055622104  3149	   31177 sh	  Sole            31177
Bank America Corp     	Com 060505104  2960    41907 sh	  Sole            41907
Berkshire Hathaway Cl BCom 084670207  3358     1428 sh	  Sole            1428
Best Foods            	Com 08658U101  2589    55085 sh	  Sole            55085
Bristol Myers Squibb  	Com 110122108  5153    80354 sh	  Sole            80354
Charparral RES PV 10	  Com	159420306	    8	   20000	sh	  Sole				        20000
Chevron Corp			        Com	166751107	 1082		  12188	sh	  Sole				        12188
Cisco Systems         	Com 17275R102  9445	   86210	sh	  Sole            86210
Citigroup             	Com 172967101  2852	   44646	sh	  Sole            44646
Coca Cola Co          	Com 191216100  3528	   57485 sh   Sole            57485
Compaq Computer Corp  	Com 204493100  1956 	  61719	sh	  Sole            61719
Duke Energy Corp      	Com 264399106  2350	   42865	sh	  Sole            42865
E.I. DuPont           	Com 263534109   970	   16712	sh	  Sole            16712
EMC Corp				           Com	268648102	 3735	   29235	sh	  Sole				        29235
Exxon Corp            	Com 302290101  3166	   44873	sh	  Sole            44873
First Union Corp      	Com 337358105  3067	   87385	sh	  Sole            57385
General Electric      	Com 369604103 10894	   98473	sh	  Sole            98473
Gillette Cos          	Com 375766102  2180	   36680	sh	  Sole            36680
Haliburton            	Com 406216101  1543	   40070	sh	  Sole            40070
Hershey Foods         	Com 427866108  1300	   23195	sh	  Sole            23195
IBM                   	Com 459200101  5432	   30644	sh	  Sole            30644
Intel Corp            	Com 458140100  2868	   24130	sh	  Sole            24130
Johnson & Johnson		    Com	478160104	  591	    6316	sh	  Sole				         6316
LSI Logic             	Com 502161102  1429	   45805	sh	  Sole            45805
Lucent Technologies		  Com	549463107	 3682	   34093	sh	  Sole				        34093
McDonalds Corp        	Com 580135101  3868	   85355	sh	  Sole            85355
Merck & Co            	Com 589331107   707	    8820	sh	  Sole            8820
Microsoft Corp        	Com 594918104  3868	   43160	sh	  Sole            43160
Mobil Corp            	Com 607059102  2285	   25961	sh	  Sole            25961
Pepsico Inc           	Com 713448108  3587	   91525	sh	  Sole            91525
Pfizer Inc.           	Com 717081103  3913	   28199	sh	  Sole            28199
Procter & Gamble      	Com 742718109  3956	   40390	sh	  Sole            40390
SBC Communications		   Com	78387G103	  253	    5366	sh	  Sole				         5366
Schlumberger Ltd      	Com 806857108  2599	   43190	sh	  Sole            43190
Solectron Corp		      	Com	834182107	 3886	   80030	sh	  Sole				        80030
Southern Co           	Com 842587107  1718	   73695	sh	  Sole            73695
Sun Microsystems      	Com 866810104  6750	   53975	sh	  Sole            53975
Sysco Corp            	Com 871829107  1825	   69349	sh	  Sole            69349
Telespectrum W W       Com	87951U109	   87	   10160	sh	  Sole				        10160
Tricon Global Rest	 	  Com	895953107   484	    6894	sh	  Sole            6894
Wachovia Corp		   	    Com 929771103   477	    5875	sh	  Sole            5875
Warner Lambert Co		    Com	934488107	  219	    3300	sh	  Sole				        3300
Yahoo Inc				          Com	984332106	 1760    10450	sh   Sole				        10450